Risk Report - Credit Risk Management - IFRS 9 Forward-looking Information (Detail)	12 Months Ended
	Dec. 31, 2025	[1],[2]	Dec. 31, 2024	[3],[4]
Year 1 (4 quarter avg)
GDP
GDP - USA	1.87%		2.23%
GDP - Eurozone	1.16%		1.04%
GDP - Germany	0.65%		0.38%
GDP - Italy	0.60%		0.74%
GDP - Developing Asia	4.45%		4.53%
GDP - Emerging Markets	3.85%		4.11%
Unemployment
Unemployment - USA	4.42%		4.29%
Unemployment - Eurozone	6.30%		6.46%
Unemployment - Germany	3.75%		3.46%
Unemployment - Italy	6.14%		6.50%
Unemployment - Spain	10.37%		11.12%
Unemployment - Japan	2.49%		2.48%
Real Estate Prices
Real Estate Prices - US CRE Index	300.74		312.27
Real Estate Prices - CRE Index Eurozone	110.44		107.75
Real Estate Prices- House Price Index USA	331.21		325.05
Real Estate Prices- House Price Index Germany	157.28		152.78
Real Estate Prices- House Price Index Spain	2,213.53		1,959.68
Equity
Equity - S&P 500	6,942		6,109
Equity - Eurostoxx 50	5,793		4,965
Equity - DAX 40	24,453		20,131
Equity - MSCI EAFE	1,288		1,069
Equity - MSCI Asia	2,068		1,602
Equity - Nikkei	50,891		38,972
Credit
Credit High Yield Index	308.27		312.32
Credit - CDX High Yield	333.97		332.33
Credit - CDX IG	54.64		56.50
Credit - CDX Emerging Markets	149.82		177.90
Credit - ITX Europe 125	56.42		62.15
Commodity
Commodity - WTI	61.07		70.46
Commodity - Gold	3,976.94		2,588.02
Year 2 (4 quarter avg)
GDP
GDP - USA	1.97%		2.04%
GDP - Eurozone	1.44%		1.19%
GDP - Germany	1.54%		1.14%
GDP - Italy	0.91%		1.02%
GDP - Developing Asia	4.78%		4.26%
GDP - Emerging Markets	4.19%		3.81%
Unemployment
Unemployment - USA	4.29%		4.20%
Unemployment - Eurozone	6.18%		6.42%
Unemployment - Germany	3.66%		3.40%
Unemployment - Italy	6.22%		6.76%
Unemployment - Spain	10.05%		10.93%
Unemployment - Japan	2.45%		2.40%
Real Estate Prices
Real Estate Prices - US CRE Index	301.87		316.81
Real Estate Prices - CRE Index Eurozone	111.75		108.39
Real Estate Prices- House Price Index USA	340.69		333.47
Real Estate Prices- House Price Index Germany	158.82		158.19
Real Estate Prices- House Price Index Spain	2,264.16		2,000.7
Equity
Equity - S&P 500	7,366		6,436
Equity - Eurostoxx 50	6,086		5,162
Equity - DAX 40	25,886		20,968
Equity - MSCI EAFE	1,351		1,112
Equity - MSCI Asia	2,160		1,630
Equity - Nikkei	53,099		39,582
Credit
Credit High Yield Index	348.99		358.66
Credit - CDX High Yield	370.05		374.29
Credit - CDX IG	62.78		64.29
Credit - CDX Emerging Markets	179.86		202.59
Credit - ITX Europe 125	62.27		68.66
Commodity
Commodity - WTI	59.01		65.85
Commodity - Gold	4,189.01		2,612.91

[1]	1 MEV as of December 8, 2025 based on Bloomberg Consensus, which barely changed until December 31, 2025
[2]	Year 1 equals fourth quarter of 2025 to third quarter of 2026, Year 2 equals fourth quarter of 2026 to third quarter of 2027
[3]	MEV as of December 5, 2024, based on Bloomberg Consensus, which barely changed until December 31, 2024
[4]	Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026